Payments, Details - 12 months ended Sep. 30, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 9,644	Taxes	UNITED STATES		U.S. Federal Government [Member]	Compass Minerals International, Inc. (US) [Member]	Salt, SOP, Magnesium Chloride [Member]
#: 2
	0	Taxes	UNITED STATES	snj:US-LA	U.S. Federal Government [Member]	Cote Blanche Island [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining
#: 3
	0	Taxes	UNITED STATES	snj:US-KS	U.S. Federal Government [Member]	Lyons [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 4
	0	Taxes	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]	Ogden - SOP [Member]	SOP [Member]	Plant Nutrition Segment [Member]	Well
#: 5
	0	Taxes	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]	Ogden - Solar Salt [Member]	Solar Salt [Member]	Salt Segment [Member]	Well
#: 6
	0	Taxes	UNITED STATES	snj:US-UT	U.S. Federal Government [Member]	Ogden – Magnesium Chloride [Member]	Magnesium Chloride [Member]	Salt Segment [Member]	Well
#: 7
	17,668	Taxes	CANADA		Government of Canada [Member]		Mechanically-Evaporated Salt, Rock Salt [Member]	Salt Segment [Member]
#: 8
	4,982	Taxes	CANADA		Government of Canada [Member]		Mechanically-Evaporated Salt, Rock Salt [Member]	Salt Segment [Member]
#: 9
	1,001	Taxes	CANADA	snj:CA-QC	Government of Quebec [Member]		Mechanically-Evaporated Salt, Rock Salt [Member]	Salt Segment [Member]
#: 10
	245	Taxes	CANADA	snj:CA-ON	Town of Goderich [Member]	Goderich Mine [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining
#: 11
	62	Taxes	CANADA	snj:CA-ON	Town of Goderich [Member]	Goderich Plant [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 12
	101	Taxes	CANADA	snj:CA-SK	Rural Municipality of Round Valley No. 410 [Member]	Unity [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 13
	118	Royalties	CANADA	snj:CA-SK	Government of Saskatchewan [Member]	Unity [Member]	Mechanically-Evaporated Salt [Member]	Salt Segment [Member]	Well
#: 14
	(205)	Taxes	UNITED KINGDOM		Government of the United Kingdom [Member]	Winsford [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining
#: 15
	$ 454	Taxes	UNITED KINGDOM	snj:GB-CHW	Cheshire [Member]	Winsford [Member]	Rock Salt [Member]	Salt Segment [Member]	Underground Mining